Prepayments and Other Current Assets (Details) - CNY (¥)			12 Months Ended
		Apr. 18, 2022	Dec. 31, 2022	Dec. 31, 2021	Jul. 27, 2021
Prepayments and Other Current Assets (Details) [Line Items]
Advance deposit for intent acquisition	[1]		¥ (46,600,000)	¥ (100,000,000)
Prepayment amount			53,400,000
Contingent consideration		¥ 22,850,000	22,850,000
Investment cooperation agreement [Member]
Prepayments and Other Current Assets (Details) [Line Items]
Advance deposit for intent acquisition					¥ 100,000,000
Beijing Shanghui Human Resource Management Consulting Co., LTD [Member]
Prepayments and Other Current Assets (Details) [Line Items]
Due amount			5,000,000
Beijing S.K [Member]
Prepayments and Other Current Assets (Details) [Line Items]
Due amount			¥ 1,790,939

[1]	On July 27, 2021, the Group entered into investment cooperation agreement with Beijing S.K. Pursuant to the agreement, the Group prepaid RMB100,000,000 for the intent acquisition of Beijing S.K. The Group completed the acquisition of Beijing P.X. by utilizing the prepayment in the amount of RMB53,400,000. The Group is in the process of evaluating Beijing S.K.’s other subsidiaries that are suitable as future acquiring targets. The remaining balance of prepayment will be used for the acquisition when targets are selected and finished internal restructuring.